INCOME TAXES (Schedule of income tax expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Current:
Federal	$ (492,000)	$ 501,667	$ 30,642
State and City		348,333	202,358
Deferred:
Federal	$ 1,570,000	(187,000)	267,000
State and City	(365,000)	(122,000)	18,000
Income tax provision	$ 713,000	$ 541,000	$ 518,000